Intangible Assets (Tables) - LGM Enterprises LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Intangible Assets
Intangible assets, net are as follows:

	September 30, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,269	$(1,624)	$1,645	3
FAA certificate	650	—	650	Indefinite

Total acquired intangible assets	$3,919	$(1,624)	$2,295

	December 31, 2022
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$2,680	$(898)	$1,782	3
FAA certificate	650	—	650	Indefinite

Total acquired intangible assets	$3,330	$(898)	$2,432

Intangible assets, net are as follows:

	December 31, 2022
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$2,680	$(898)	$1,782	3
FAA certificate	650	—	650	Indefinite

Total acquired intangible assets	$3,330	$(898)	$2,432

	December 31, 2021
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$2,160	$(120)	$2,040	3
FAA certificate	650	—	650	Indefinite

Total acquired intangible assets	$2,810	$(120)	$2,690

Schedule of Estimated Amortization Expense	The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2023 (remaining)	$272
2024	968
2025	310
2026	95

$1,645

The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2023	$894
2024	773
2025	115

$1,782